Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Net deferred tax liabilities	$ 1,102	$ 1,102
Increase and (decrease) Valuation allowance	(10,600)	85,600
Unrecognized tax benefits	19,247	17,417	$ 16,838
Unrecognized tax benefits, accrued interest and penalties accrued	0	$ 0	$ 0
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 718,700
Net operating loss carryforwards expiration year	2036
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 124,800
Net operating loss carryforwards expiration year	2031
Federal research and development | Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 66,700
Tax credit carryforwards expiration year	2031
Federal research and development | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 29,500